Supplemental Financial Information (Reclassification out of ACOI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions	$ (123.4)	$ (103.6)	$ (111.7)
Interest expense	(82.2)	(98.0)	(110.0)
Tax expense (benefit)	21.8	(0.7)	5.0
Income / (loss) from discontinued operations before income tax	55.0	70.5	(127.4)
Income tax expense from discontinued operations	(15.6)	(30.0)	20.3
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income (loss)	(1.3)	3.0	(7.1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions	0.0	0.0	(0.1)
Tax expense (benefit)	0.0	0.0	0.0
Net income (loss)	0.0	0.0	(0.1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest expense	(1.2)	(1.2)	(1.0)
Tax expense (benefit)	0.1	0.4	0.3
Income / (loss) from discontinued operations before income tax	0.0	4.4	(11.4)
Income tax expense from discontinued operations	(0.4)	(1.2)	4.1
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(0.4)	3.2	(7.3)
Net income (loss)	(1.1)	(0.8)	(0.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other deductions	0.2	0.8	1.5
Tax expense (benefit)	0.0	(0.2)	(0.5)
Net income (loss)	$ 0.2	$ 0.6	$ 1.0